Financial instruments	12 Months Ended
Dec. 31, 2011
Financial instruments
12.	Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, amounts receivable, restricted cash and accounts payable and accrued liabilities. The Company is exposed to risks related to changes in foreign currency exchange rates, interest rates and management of cash and cash equivalents and short term investments. See the table in Note 3 for the composition of the Company’s cash and cash equivalents.

Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, short term investments and restricted cash. The Company’s cash equivalents and short-term investments consist of Canadian dollar and US dollar denominated guaranteed investment certificates and certificates of deposits. These instruments are maintained at financial institutions in Canada and the United States. Of the amount held on deposit at December 31, 2011, approximately $0.6 million is covered by either the Canada Deposit Insurance Corporation or the United States Federal Deposit Insurance Corporation. There is approximately $22.5 million at risk should the financial institutions with which these amounts are invested be rendered insolvent. As at December 31, 2011, the Company does not consider any of its financial assets to be impaired.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due.

The Company manages liquidity risk through regular cash flow forecasting of cash requirements to fund its exploration and development projects and operating costs.

As at December 31, 2011, the Company’s financial liabilities consisted of trade accounts payable of $1.0 million all of which are due within normal trade terms of generally 30 to 60 days.

Market risk

Market risk is the risk to the Company of adverse financial impact due to changes in the fair value or future cash flows of financial instruments as a result of fluctuations in interest rates and foreign currency exchange rates. Market risk arises as a result of the Company incurring a significant portion of its expenditures and a significant portion of its cash equivalents and short-term investments in US dollars, and holding cash equivalents and short term investments which earn interest.

Interest rate risk

Financial instruments that expose the Company to interest rate risk are its cash equivalents and short term investments. The Company’s objectives for managing its cash and cash equivalents are to maintain sufficient funds on hand at all times to meet day to day requirements and to place any amounts which are considered in excess of day to day requirements on short-term deposit with the Company's financial institutions so that they earn interest. When placing amounts of cash and cash equivalents on short-term deposit, the Company only uses financial institutions chosen by the Company for financial stability (measured by independent rating services and reviews of the entity’s financial statements, where appropriate) and approved by the Treasury and Investment Committee of the Board of Directors.

Currency risk

The Company incurs expenses and expenditures in Canada and the United States and is exposed to risk from changes in foreign currency rates. In addition, the Company holds financial assets and liabilities in Canadian and US dollars. The Company does not utilize any financial instruments or cash management policies to mitigate the risks arising from changes in foreign currency rates.

At December 31, 2011, the Company had cash and cash equivalents, short term investments and restricted cash of approximately US$18.9 million (US$29.4 million as at December 31, 2010) and had accounts payable of US$0.9 million (US$0.8 million as at December 31, 2010) which were denominated in US dollars.

Sensitivity analysis

The Company has completed a sensitivity analysis to estimate the impact that a change in foreign exchange rates would have on the net loss of the Company, based on the Company’s net US dollar denominated assets and liabilities at period end. This sensitivity analysis assumes that changes in market interest rates do not cause a change in foreign exchange rates. This sensitivity analysis shows that a change of +/- 10% in US dollar foreign exchange rate would have a +/- $1.8 million impact on net loss for the year ended December 31, 2011. This impact is primarily as a result of the Company having cash and investment balances denominated in US dollars and US dollar denominated trade accounts payables. The financial position of the Company may vary at the time that a change in exchange rates occurs causing the impact on the Company’s results to differ from that shown above.

The Company has also completed a sensitivity analysis to estimate the impact that a change in interest rates would have on the net loss of the Company. This sensitivity analysis assumes that changes in market foreign exchange rates do not cause a change in interest rates. This sensitivity analysis shows that a change of +/- 100 basis points in interest rate would have a +/- $0.3 million impact on net loss for the year ended December 31, 2011. The Company’s average interest rate for the period was 0.75% which is less than 100 basis points. This impact is primarily as a result of the Company having cash and short-term investments invested in interest bearing accounts. The financial position of the Company may vary at the time that a change in interest rates occurs causing the impact on the Company’s results to differ from that shown above.